OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 2 of its series, Evergreen California Municipal Bond Fund and Pennsylvania Municipal Bond Fund for the quarter ended June 30, 2008. These 2 series have a March 31 fiscal year end.

Date of reporting period: June 30, 2008

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.4%
AIRPORT 1.9%
Sacramento Cnty., CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	$2,000,000	$2,085,740
San Francisco, CA Bay Area Rapid Trans. Dist. RRB, Ser. A, 5.75%, 05/01/2025	3,475,000	3,642,252

		5,727,992

EDUCATION 4.1%
California Dev. Auth. RB, Thomas Jefferson Sch. of Law, Ser. A, 4.875%, 10/01/2035	500,000	519,205
California Edl. Facs. Auth. RRB:
College of Arts & Crafts, 5.75%, 06/01/2025	2,000,000	1,999,900
Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	3,954,300
Stanford Univ., Ser. R, 5.00%, 11/01/2021	2,000,000	2,068,720
San Diego Cnty., CA COP, Univ. of San Diego, 5.25%, 10/01/2028	1,000,000	1,001,990
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	3,066,720

		12,610,835

GENERAL OBLIGATION – LOCAL 15.9%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,284,437
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,814,205
Fontana, CA Unified Sch. Dist. GO, Ser. A, 5.25%, 08/01/2031	5,000,000	5,138,550
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,521,649
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,340,904
Lodi, CA Unified Sch. Dist. GO:
5.00%, 08/01/2019	2,990,000	3,056,318
5.00%, 08/01/2022	4,195,000	4,278,606
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%, 08/01/2021	2,245,000	2,266,126
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	1,019,402
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	1,022,870
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,102,350
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	20,698
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,225,551
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,591,429
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	3,930,269
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,790,510
5.00%, 08/01/2022	3,700,000	3,813,257
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,646,835
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,111,903
Santa Clara, CA Unified Sch. Dist. GO, Election of 1997 Proj., 5.00%, 07/01/2021	1,795,000	1,832,803
Upland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.125%, 08/01/2025	1,000,000	1,031,650
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,058,150
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	337,128

		49,235,600

GENERAL OBLIGATION – STATE 12.9%
California Econ. Recovery GO, Ser. A, 5.00%, 07/01/2017	5,000,000	5,193,200
California GO:
5.00%, 04/01/2024	10,000,000	10,177,000
5.00%, 02/01/2032	2,500,000	2,479,375
5.25%, 03/01/2038	5,000,000	5,037,350
5.50%, 11/01/2033	4,600,000	4,697,566
California Refunding GO:
5.25%, 02/01/2028	6,000,000	6,077,880
5.25%, 02/01/2029	2,000,000	2,025,900
5.25%, 04/01/2034	1,000,000	1,097,790
Puerto Rico GO, Ser. C, 5.25%, 01/01/2015	3,000,000	3,098,310

		39,884,371

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 11.4%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	$3,000,000	$2,810,100
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	1,917,480
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	1,987,160
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	1,025,210
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,532,795
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	3,000,000	2,799,150
Huntington Mem. Hosp., 5.00%, 07/01/2035	1,700,000	1,606,245
Kaiser Permanente, Ser. C, 5.25%, 08/01/2031	2,000,000	1,968,360
St. Joseph Hlth. Sys., Ser. C, 5.75%, 07/01/2047	5,775,000	5,921,107
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	875,750
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	1,989,000
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,500,875
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	465,000	473,770
5.50%, 05/15/2024	370,000	388,174
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,745,165
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	2,000,000	1,825,900

		35,366,241

HOUSING 5.9%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	2,032,720
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.85%, 12/01/2022	2,450,000	2,370,890
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,360,058
California Hsg. Fin. Agcy. RB, Home Mtge.:
Ser. B, 5.00%, 02/01/2028	4,000,000	3,784,760
Ser. K, 5.60%, 08/01/2038	3,000,000	2,956,050
California Statewide CDA MHRRB, Ser. B, 5.20%, 12/01/2029	2,500,000	2,502,725
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,174,368
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,124,440

		18,306,011

INDUSTRIAL DEVELOPMENT REVENUE 2.9%
California Infrastructure & EDRB, David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,999,730
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,536,850
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,041,600
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,377,570

		8,955,750

LEASE 3.0%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,760,000	1,774,608
Modesto, CA Dist. Funding Auth. COP, Ser. B, 5.30%, 07/01/2022	2,470,000	2,470,840
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,296,048
Ser. B, 5.25%, 06/01/2034	3,690,000	3,717,048

		9,258,544

MISCELLANEOUS REVENUE 7.1%
Alameda Corridor Trans. Auth. RRB, Sr. Disc. Note, Step Bond, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,502,630
California CDA RB, California Endowment, 5.00%, 07/01/2033	3,000,000	3,030,390
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,454,336
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	1,042,700
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	2,002,440
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 5.50%, 10/01/2032	1,000,000	1,036,920
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	3,000,000	2,943,570

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Oakland, CA Bldg. Auth. RB, Elihu M. Harris Proj., Ser. A, 5.00%, 04/01/2023	$2,330,000	$2,343,025
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Ser. A, 5.125%, 07/15/2032	2,145,000	2,158,256
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,340,900

		21,855,167

PORT AUTHORITY 0.3%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	420,652
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	475,232
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	115,000	137,396

		1,033,280

PRE-REFUNDED 7.4%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,072,670
6.45%, 06/01/2030	2,300,000	2,479,952
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	45,000	48,094
El Monte, CA City Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.25%, 05/01/2029, (Insd. by FGIC)	3,980,000	4,373,224
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,151,697
Puerto Rico Pub. Bldgs. Auth. RB, Ser. D, 5.375%, 07/01/2033	3,300,000	3,501,366
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	1,980,000	2,208,531
San Diego Cnty., CA COP, Edgemoor Proj. & Regl. Sys., 5.00%, 02/01/2029	4,070,000	4,087,949
San Francisco, CA RB, San Bruno Jail Proj. No. 3, 5.25%, 10/01/2033	4,000,000	4,017,360

		22,940,843

RESOURCE RECOVERY 3.3%
California PCRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A-2, 5.40%, 04/01/2025	2,000,000	1,842,340
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	8,465,365

		10,307,705

SPECIAL TAX 4.8%
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	1,000,000	572,840
La Quinta, CA Funding Auth. RRB, Ser. A, 5.25%, 09/01/2024	5,000,000	5,145,450
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	1,017,230
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	8,855,000	8,260,298

		14,995,818

TOBACCO REVENUE 1.4%
Golden State Tobacco Securitization Corp. of California Tobacco Settlement RRB, Ser. A, 5.75%, 06/01/2047	5,000,000	4,237,500

TRANSPORTATION 4.4%
California Foothill/Eastern Trans. Corridor Agcy. RB, Sr. Disc. Note, Step Bond:
0.00%, 01/15/2020, (Insd. by MBIA) †	3,000,000	3,095,730
0.00%, 01/15/2023, (Insd. by MBIA) †	3,000,000	3,073,890
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	7,312,976

		13,482,596

UTILITY 3.0%
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	64,448
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,723,744
Riverside, CA Elec. RB, Ser. D, 5.00%, 10/01/2033	2,000,000	2,028,700
Sacramento, CA Muni. Util. Dist. Elec. RB, Ser. K, 5.75%, 07/01/2018	2,350,000	2,613,529

		9,430,421

WATER & SEWER 6.7%
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	1,955,000	1,984,247
East Bay, CA Muni. Util. Water Sys. RRB, 5.00%, 06/01/2026, (Insd. by MBIA)	3,000,000	3,180,240
Los Angeles, CA Dept. of Water & Power RB:
5.00%, 05/01/2022	5,000,000	5,180,550
Ser. A-1, 5.00%, 07/01/2035, (Insd. by FSA)	2,500,000	2,519,075

3

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Los Angeles, CA Dept. of Water & Power RRB, Ser. A, 5.125%, 07/01/2041	$6,500,000	$6,536,790
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,261,425

		20,662,327

Total Municipal Obligations (cost $296,824,249)		298,291,001

	Shares	Value

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen California Municipal Money Market Fund, Class I, 1.30% ø q (cost $7,313,397)	7,313,397	7,313,397

Total Investments (cost $304,137,646) 98.8%		305,604,398
Other Assets and Liabilities 1.2%		3,758,120

Net Assets 100.0%		$309,362,518

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2008:

California	95.1%
Puerto Rico	2.5%
Non-state specific	2.4%

100.0%

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $304,137,646. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,963,048 and $5,496,296, respectively, with a net unrealized appreciation of $1,466,752.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

4

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

Valuation hierarchy

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$7,313,397
Level 2 – Other Significant Observable Inputs	298,291,001
Level 3 – Significant Unobservable Inputs	0

Total	$305,604,398

5

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.7%
AIRPORT 3.6%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,677,375
Allegheny Cnty., PA Port Auth. Trans. RB:
5.50%, 03/01/2016	2,000,000	2,098,160
5.50%, 03/01/2017	3,750,000	3,934,050
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,035,190
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	3,695,000	3,839,844
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,636,667
5.50%, 07/01/2017	1,250,000	1,249,562

		21,470,848

CONTINUING CARE RETIREMENT COMMUNITY 10.9%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	12,000,000	10,110,600
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A:
5.20%, 07/01/2012	2,075,000	2,091,974
6.10%, 07/01/2022	3,875,000	3,762,974
6.25%, 07/01/2026	2,320,000	2,256,571
6.50%, 07/01/2040	2,000,000	1,952,680
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2013	1,075,000	1,050,415
5.00%, 12/15/2014	1,130,000	1,096,021
5.00%, 12/15/2015	1,185,000	1,140,705
5.125%, 12/15/2020	2,650,000	2,395,573
5.30%, 12/15/2026	2,620,000	2,322,813
Ser. B, 4.65%, 12/15/2029	4,625,000	4,555,394
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	5,000,000	4,370,050
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,502,970
5.00%, 11/15/2017	2,360,000	2,344,188
5.00%, 11/15/2022	7,900,000	7,555,955
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	7,623,100
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	1,010,510
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Childrens Hosp. Proj., Ser. A, 4.50%, 07/01/2037	5,000,000	4,505,000
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group, 5.125%, 05/15/2027	4,500,000	4,227,660

		65,875,153

EDUCATION 17.9%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	5,910,550
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,444,932
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., FRN, 5.25%, 12/01/2025 ‡	3,230,000	3,287,429
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	895,000	873,994
6.25%, 12/15/2027	2,370,000	2,269,749
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,049,490
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,011,560
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	2,500,000	2,451,200
Ser. A, 5.25%, 04/15/2014	1,000,000	1,060,980
Latrobe, PA IDA RB, St. Vincent College Proj.:
5.375%, 05/01/2018	2,635,000	2,644,143
5.375%, 05/01/2024	5,600,000	5,522,104
5.60%, 05/01/2021	1,500,000	1,513,125
5.70%, 05/01/2031	1,500,000	1,503,630
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,268,359
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	960,120

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	$7,475,000	$7,556,328
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	1,858,340
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	6,040,094
Pennsylvania Higher Edl. Facs. Auth. College & Univ. RB, Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	1,500,000	1,394,295
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ.:
5.50%, 01/01/2015	415,000	439,369
5.50%, 01/01/2018	325,000	339,190
Ursinus College:
5.375%, 01/01/2020, (Liq.: Radian Group, Inc.)	3,000,000	3,020,250
5.50%, 01/01/2024, (Liq.: Radian Group, Inc.)	1,000,000	1,010,000
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,252,095
5.00%, 07/15/2039	5,750,000	5,229,050
5.25%, 07/15/2024	2,000,000	1,991,160
5.40%, 07/15/2036	5,500,000	5,367,945
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	2,969,949
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	5,157,233
Ser. AG, 5.25%, 06/15/2018	2,000,000	2,187,500
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,523,358
Pennsylvania Pub. Sch. Bldg. Auth. RB, Harrisburg Area Cmnty. College, 5.25%, 04/01/2024, (Insd. by AMBAC)	2,205,000	2,217,855
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,677,045
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	1,000,000	978,030
5.625%, 08/15/2025	3,540,000	3,333,901
Ser. A, 5.30%, 09/15/2027	5,150,000	4,585,612
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,315,000	3,144,708
5.00%, 03/01/2027	2,600,000	2,417,142
5.00%, 03/01/2037	5,500,000	4,846,490

		108,308,304

GENERAL OBLIGATION – LOCAL 1.5%
Allegheny Cnty., PA GO, Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	1,120,000	1,168,653
East Stroudsburg, PA Area Sch. Dist. GO, 5.00%, 09/01/2024, (Insd. by FSA)	2,000,000	2,074,340
Pittsburgh, PA Urban Redev. Auth. GO, Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	1,090,000	1,128,815
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	4,690,000	4,823,899

		9,195,707

GENERAL OBLIGATION – STATE 3.1%
Pennsylvania GO, Ser. 2:
6.25%, 07/01/2010	5,000,000	5,335,700
6.25%, 07/01/2011	5,060,000	5,506,089
Pennsylvania Refunding GO, Univ. Proj., Ser. A:
5.00%, 08/15/2024	1,915,000	1,992,060
5.00%, 08/15/2025	1,500,000	1,554,435
Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	3,950,000	4,195,453

		18,583,737

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 20.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	$1,950,000	$1,956,591
Univ. of Pittsburgh Med. Ctr. Hlth. Sys.:
Ser. A, 5.00%, 09/01/2018	7,800,000	8,042,346
Ser. B, 5.00%, 06/15/2018	3,000,000	3,092,760
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	8,295,000	8,590,468
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,242,698
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	1,000,000	1,012,160
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2024	1,000,000	917,530
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A, 5.00%, 12/01/2019	3,000,000	2,883,750
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	3,500,000	3,244,430
Lancaster Cnty., PA Hosp. Auth. RRB, Hlth. Sys., Ser. B, 5.00%, 03/15/2022	2,635,000	2,644,038
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	3,858,520
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,842,825
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,261,120
5.125%, 01/01/2037	1,415,000	1,253,931
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,835,000	13,495,766
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A:
5.50%, 07/01/2022	4,400,000	4,439,248
5.625%, 07/01/2032	1,000,000	1,002,300
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
Ser. A, 5.50%, 11/15/2008	3,000,000	2,999,610
Ser. B, 5.875%, 11/15/2021	3,550,000	3,544,853
Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A:
6.00%, 01/15/2022	6,850,000	7,249,971
6.25%, 01/15/2017	4,000,000	4,293,440
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys., Ser. A:
5.125%, 05/15/2011	3,395,000	3,473,289
5.125%, 05/15/2012	3,555,000	3,628,766
5.125%, 05/15/2018	8,850,000	8,949,031
5.25%, 05/15/2013	3,045,000	3,080,718
5.25%, 05/15/2014	7,390,000	7,615,912
Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	3,250,000	3,276,585
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,834,578
South Central Pennsylvania Gen. Auth. Hosp. RB, Hanover Hosp., Inc.:
5.00%, 12/01/2028	1,000,000	944,930
5.00%, 12/01/2029	1,500,000	1,409,820
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,451,661
6.25%, 06/01/2022	1,750,000	1,825,460

		121,359,105

HOUSING 4.0%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021, (Insd. by GNMA)	640,000	646,726
Ser. II-2, 5.90%, 11/01/2032, (Insd. by GNMA)	810,000	814,860
Ser. W, 4.95%, 11/01/2037, (Insd. by GNMA)	1,975,000	1,785,716
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,398,488

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pennsylvania Hsg. Fin. Agcy. SFHRRB:
Ser. 65-A, 5.20%, 10/01/2018	$4,005,000	$4,009,486
Ser. 72-A, 5.25%, 04/01/2021	5,250,000	5,211,045
Ser. 97-B, 3.95%, 10/01/2016	1,000,000	989,670
Ser. 99-A, 5.20%, 10/01/2027	5,000,000	4,939,700
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	2,615,000	2,782,491
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	895,000	816,813

		24,394,995

INDUSTRIAL DEVELOPMENT REVENUE 4.7%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	11,000,000	9,542,940
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A, 4.70%, 11/01/2021	7,500,000	7,078,575
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., 5.10%, 10/01/2019	3,800,000	3,828,500
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%, 07/01/2022	2,000,000	1,694,560
Westmoreland Cnty., PA IDRB, Valley Landfill Proj., 5.10%, 05/01/2018	6,000,000	6,049,800

		28,194,375

LEASE 1.0%
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,862,619
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,446,141

		6,308,760

MISCELLANEOUS REVENUE 7.6%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	3,414,480
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	20,600,000	22,058,068
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,206,520
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	922,800
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	2,290,791
Pennsylvania IDA EDRB:
5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	8,968,775
5.50%, 07/01/2020, (Insd. by AMBAC)	1,560,000	1,642,727
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,017,200
5.50%, 04/15/2022	500,000	501,820
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2020, (Insd. by FGIC)	2,565,000	2,567,103

		45,590,284

PORT AUTHORITY 0.6%
Delaware River Port Auth. of Pennsylvania & New Jersey RRB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	3,425,000	3,600,497

PRE-REFUNDED 13.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.50%, 08/15/2010, (Insd. by AMBAC)	1,510,000	1,559,588
5.50%, 08/15/2011, (Insd. by AMBAC)	2,445,000	2,525,294
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,106,560
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,439,361
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	2,015,000	2,184,441
Ser. B, 6.40%, 12/15/2018	2,340,000	2,542,270
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,869,000
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,571,449
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,107,390
6.00%, 10/01/2034	1,400,000	1,550,346

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Lancaster Cnty., PA Hosp. Auth. RB, Gen. Hosp. Proj., 5.75%, 03/15/2021	$6,560,000	$7,237,779
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.00%, 08/15/2013	1,605,000	1,765,901
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	6,000,000	6,496,200
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	865,000	908,432
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	8,500,000	9,701,900
Pennsylvania Higher Edl. Facs. Auth. RB:
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,731,394
Philadelphia Univ., 6.25%, 06/01/2024	2,400,000	2,559,480
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj., 6.00%, 02/01/2017	2,690,000	2,889,706
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College, 6.00%, 10/01/2029	1,500,000	1,593,945
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	500,000	501,085
Philadelphia, PA Sch. Dist. GO, Ser. B, 5.625%, 08/01/2019	1,000,000	1,088,840
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	765,000	858,888
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019, (Insd. by AMBAC)	8,245,000	8,784,388
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,410,000	1,466,964
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth.:
5.375%, 05/15/2028	7,380,000	7,915,198
ETM, 5.375%, 05/15/2028	1,620,000	1,695,200

		82,650,999

RESOURCE RECOVERY 0.7%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,505,125
Ser. G, 5.125%, 12/01/2015	2,000,000	1,884,900

		4,390,025

SPECIAL TAX 1.3%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	1,806,350
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,013,720
5.50%, 10/01/2013	1,000,000	1,011,720
5.50%, 10/01/2018	500,000	503,635
5.50%, 10/01/2022	1,000,000	1,001,580
5.625%, 10/01/2025	2,250,000	2,257,560

		7,594,565

TRANSPORTATION 4.6%
Pennsylvania Turnpike Commission RB:
Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,073,120
Ser. A1:
5.00%, 06/01/2029, (Insd. by Assured Guaranty, Ltd.)	5,000,000	5,149,650
5.00%, 06/01/2033, (Insd. by Assured Guaranty, Ltd.)	4,000,000	4,087,760
5.00%, 06/01/2038, (Insd. by Assured Guaranty, Ltd.)	10,000,000	10,163,900
Pennsylvania Turnpike Commission RRB, Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	3,861,781
Southeastern Pennsylvania Trans. Auth. RB, Ser. A, 5.25%, 03/01/2014	2,500,000	2,560,450

		27,896,661

WATER & SEWER 3.4%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	825,000	858,990
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,193,422
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RRB, Sr. Lien, Ser. A, 6.00%, 07/01/2044	5,000,000	5,229,500
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,344,320
University Area Joint Auth. of Pennsylvania Sewer RB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,637,248
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	1,835,000	1,835,073
5.25%, 07/01/2009	1,370,000	1,384,837

		20,483,390

Total Municipal Obligations (cost $601,994,388)		595,897,405

5

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.01% q ø (cost $3,024,536)	3,024,536	$3,024,536

Total Investments (cost $605,018,924) 99.2%		598,921,941
Other Assets and Liabilities 0.8%		4,535,232

Net Assets 100.0%		$603,457,173

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2008:

Pennsylvania	91.0%
Puerto Rico	2.7%
Virgin Islands	1.8%
South Carolina	0.8%
Missouri	0.7%
Texas	0.7%
Delaware	0.7%
New Jersey	0.6%
Colorado	0.5%
Nevada	0.3%
Florida	0.2%

100.0%

At June 30, 2008, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$1,615,000	3.56%	$3,287,429

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $605,018,924. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,495,162 and $18,592,145, respectively, with a net unrealized depreciation of $6,096,983.

6

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2008 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On April 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$3,024,536
Level 2 – Other Significant Observable Inputs	595,897,405
Level 3 – Significant Unobservable Inputs	0

Total	$598,921,941

7

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: August 27, 2008